PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Defined benefit obligations) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 158	$ 124	$ 128
Current service cost	3	3	3
Past service cost (recovery)	(1)	0	1
Remeasurement of net defined benefit liability
Actuarial changes arising from changes in demographic assumptions	1	(1)	2
Actuarial changes arising from changes in financial assumptions	7	5	(2)
Experience adjustments	0	0	2
Balance, end of year	172	158	124
Defined benefit pension plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	3	3
Past service cost (recovery)	(1)	0	1
Interest expense	7	7	5
Remeasurement of net defined benefit liability
Actuarial changes arising from changes in demographic assumptions	1	(1)	2
Actuarial changes arising from changes in financial assumptions	7	5	(2)
Experience adjustments	0	0	2
Benefits paid	(7)	(8)	(5)
Business combination	0	25	0
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	4	3	(10)
Defined benefit nonpension plans
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	53	35	43
Current service cost	1	1	1
Past service cost (recovery)	0	0	(1)
Remeasurement of net defined benefit liability
Actuarial changes arising from changes in demographic assumptions	(2)	(1)	(5)
Actuarial changes arising from changes in financial assumptions	3	1	(1)
Experience adjustments	1	0	0
Balance, end of year	57	53	35
Defined benefit nonpension plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Past service cost (recovery)	0	0	(1)
Interest expense	3	3	2
Remeasurement of net defined benefit liability
Actuarial changes arising from changes in demographic assumptions	(2)	(1)	(5)
Actuarial changes arising from changes in financial assumptions	3	1	(1)
Experience adjustments	1	0	0
Benefits paid	(2)	(2)	(2)
Business combination	0	14	0
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	$ 0	$ 2	$ (2)